Provision for Risks - Schedule of Provision Activity (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Provision Activity [Line Items]
Beginning balance	R$ 16,421	R$ 26,632
Reversal of provision	(5,078)	(11,295)
Provision recorded during the period	417	1,084
Ending balance	R$ 11,760	R$ 16,421